Derivative instruments and hedging activities - Volume of derivative activity in statement of financial position (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2018	Mar. 31, 2018
Derivatives, Fair Value [Line Items]
Total Notional	[1]	¥ 3,416,531	¥ 3,435,879
Derivative assets, Fair value		16,084	15,118	[2]
Derivative liabilities, Fair value	[1]	15,302	14,182	[2]
Derivatives used for trading and non-trading purposes [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[3],[4]	3,415,465	3,434,602
Derivative assets, Fair value	[3],[4]	16,068	15,093	[2]
Derivative liabilities, Fair value	[1],[3],[4]	15,301	14,181	[2]
Derivatives used for trading and non-trading purposes [Member] | Equity contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[3],[4]	37,310	39,203
Derivative assets, Fair value	[3],[4]	1,159	1,011	[2]
Derivative liabilities, Fair value	[1],[3],[4]	1,264	1,118	[2]
Derivatives used for trading and non-trading purposes [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[3],[4]	2,869,840	2,940,234
Derivative assets, Fair value	[3],[4]	7,592	8,072	[2]
Derivative liabilities, Fair value	[1],[3],[4]	7,064	7,550	[2]
Derivatives used for trading and non-trading purposes [Member] | Credit contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[3],[4]	35,681	31,624
Derivative assets, Fair value	[3],[4]	589	515	[2]
Derivative liabilities, Fair value	[1],[3],[4]	498	425	[2]
Derivatives used for trading and non-trading purposes [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[3],[4]	472,140	362,658
Derivative assets, Fair value	[3],[4]	6,727	5,494	[2]
Derivative liabilities, Fair value	[1],[3],[4]	6,474	5,087	[2]
Derivatives used for trading and non-trading purposes [Member] | Commodity contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[3],[4]	494	60,883
Derivative assets, Fair value	[3],[4]	1	1	[2]
Derivative liabilities, Fair value	[1],[3],[4]	1	1	[2]
Derivatives designated as hedging instruments [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1]	1,066	1,277
Derivative assets, Fair value		16	25	[2]
Derivative liabilities, Fair value	[1]	1	1	[2]
Derivatives designated as hedging instruments [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1]	974	1,184
Derivative assets, Fair value		15	24	[2]
Derivative liabilities, Fair value	[1]	1	1	[2]
Derivatives designated as hedging instruments [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1]	92	93
Derivative assets, Fair value		1	1	[2]
Derivative liabilities, Fair value	[1]			[2]

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	Due to the changes in our accounting policy, certain reclassifications of previously reported amounts have been made to conform to the current year presentation. Please refer to Note 1. "Summary of accounting policies: New accounting pronouncements recently adopted" for further details.
[3]	As of March 31, 2018 and September 30, 2018, the amounts reported include derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. These amounts have not been separately presented since such amounts were not significant.
[4]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.